CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($)	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and receivables at amortised cost
Trade receivables	$ 2,986,000		$ 3,922,000	$ 5,443,000	$ 4,202,000
Cash and cash equivalents	25,910,000		27,327,000
Finance lease receivable	293,000		506,000
Total maximum credit exposure	39,493,000		47,858,000
Liabilities at amortised cost
Exchangeable note	(83,312,000)		(82,664,000)	$ (82,021,000)
Provisions	(50,000)		(416,000)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	0		150,000
Exchangeable note equity conversion option	0		(1,370,000)
Exchangeable note bond put option	0		0
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	13,290,000		20,025,000
Cash and cash equivalents	25,910,000		27,327,000
Finance lease receivable	293,000		506,000
Total maximum credit exposure	39,493,000		47,858,000
Liabilities at amortised cost
Exchangeable note	0	[1]	0
Lease liabilities	(15,845,000)		(18,741,000)
Trade and other payables (excluding deferred income)	(14,986,000)		(19,890,000)
Provisions	(50,000)		(416,000)
Total Liabilities at amortised cost	(30,881,000)		(39,047,000)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	0		0
Exchangeable note equity conversion option	0		0
Total fair value through profit and loss (FVPL)	0		0
Total fair value of financial assets liabilities	8,612,000		8,811,000
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0		0
Cash and cash equivalents	0		0
Finance lease receivable	0		0
Total maximum credit exposure	0		0
Liabilities at amortised cost
Exchangeable note	(83,312,000)	[1]	(82,664,000)
Lease liabilities	0		0
Trade and other payables (excluding deferred income)	0		0
Provisions	0		0
Total Liabilities at amortised cost	(83,312,000)		(82,664,000)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	0		150,000
Exchangeable note equity conversion option	0		(1,370,000)
Total fair value through profit and loss (FVPL)	0		(1,220,000)
Total fair value of financial assets liabilities	(83,312,000)		(83,884,000)
Carrying Amount [Member]
Loans and receivables at amortised cost
Trade receivables	13,290,000		20,025,000
Cash and cash equivalents	25,910,000		27,327,000
Finance lease receivable	293,000		506,000
Total maximum credit exposure	39,493,000		47,858,000
Liabilities at amortised cost
Exchangeable note	(83,312,000)	[1]	(82,664,000)
Lease liabilities	(15,845,000)		(18,741,000)
Trade and other payables (excluding deferred income)	(14,986,000)		(19,890,000)
Provisions	(50,000)		(416,000)
Total Liabilities at amortised cost	(114,193,000)		(121,711,000)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	0		150,000
Exchangeable note equity conversion option	0		(1,370,000)
Total fair value through profit and loss (FVPL)	0		(1,220,000)
Total fair value of financial assets liabilities	(74,700,000)		(75,073,000)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	13,290,000		20,025,000
Cash and cash equivalents	25,910,000		27,327,000
Finance lease receivable	293,000		506,000
Total maximum credit exposure	39,493,000		47,858,000
Liabilities at amortised cost
Exchangeable note	(83,312,000)	[1]	(82,664,000)
Lease liabilities	(15,845,000)		(18,741,000)
Trade and other payables (excluding deferred income)	(14,986,000)		(19,890,000)
Provisions	(50,000)		(416,000)
Total Liabilities at amortised cost	(114,193,000)		(121,711,000)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	0		150,000
Exchangeable note equity conversion option	0		(1,370,000)
Total fair value through profit and loss (FVPL)	0		(1,220,000)
Total fair value of financial assets liabilities	$ (74,700,000)		$ (75,073,000)

[1]	The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years or the exchange agreements entered into with five exchangeable note holders in December 2021.